Income Taxes - Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of income before income taxes
Loss from non-China operations	$ (1,076)	$ (148,862)	$ (145,244)
Income from China operations	606,672	569,517	648,026
Income before income tax expenses	605,596	420,655	502,782
Total income tax expenses	$ 144,521	$ 110,550	$ 145,287
Effective tax rate	23.90%	26.30%	28.90%
Non-China
Components of income before income taxes
Total income tax expenses	$ 43,867	$ 22,671	$ 45,441
China
Components of income before income taxes
Total income tax expenses	$ 100,654	$ 87,879	$ 99,846
Effective tax rate	16.60%	15.40%	15.40%